Document and Entity Information	Jun. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001625278
Document Type	8-K
Document Period End Date	Jun. 03, 2025
Entity Registrant Name	NERDWALLET, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40994
Entity Tax Identification Number	45-4180440
Entity Address, Address Line One	55 Hawthorne Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	549-8913
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	NRDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false